Consolidation of Variable Interest Entities - Schedule of Assets, Liabilities and Non-controlling Interest Related to Strike (Details) - John Keeler & Co., Inc. [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets	$ 181,962	$ 422,358	$ 187,013
Liabilities	26,116	318,073	40,329
Non-controlling interest	$ (488,759)	$ (424,081)	$ (373,365)